Benefit Plans (Details 3)	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Pension Benefits [Member]
Assumptions used to determine benefit obligations at year-end:
Discount rate	4.50%	4.30%
Rate of compensation increase	5.50%	5.50%
Assumptions used to determine net periodic benefit cost:
Discount rate	4.30%	6.00%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	5.50%	5.50%
Retiree Health Care Benefits [Member]
Assumptions used to determine benefit obligations at year-end:
Discount rate	5.50%	5.50%
Assumptions used to determine net periodic benefit cost:
Discount rate	5.50%	6.30%